Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,590,000
Previously Paid Amount	0.00
Total Fee Amount	910.08
Total Offset Amount	0.00
Net Fee	910.08
Narrative - Max Aggregate Offering Price	$ 6,590,000
Final Prospectus	true